CONSOLIDATED STATEMENTS OF CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Investment securities held to maturity (approximate market value)	$ 99,427	$ 138,438
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	14,341	21,513
Preferred stock, liquidation preference	$ 1,000	$ 1,000
Common stock, stated value	$ 0.83	$ 0.83
Common stock, shares authorized	21,000,000	21,000,000
Common stock, shares issued	9,240,889	9,199,038
Common stock, shares outstanding	8,832,711	8,970,860
Treasury stock, shares	408,178	408,178